RESTRUCTURING, ACQUISITION AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring, Acquisition, And Other [Abstract]
Restructuring and other	$ 187	$ 185
Shaw acquisition-related costs	137	0
Restructuring, acquisition and other	$ 324	$ 185